COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2012
Movement in standard product warranty accrual [Roll Forward]
Balance as of September 30, 2013	$ 324
Reserve for product warranty during the reporting period	181
Settlement of warranty	(234)
Balance as of December 31, 2013	271
Purchase obligations [Abstract]
Contract term		4 years
Contractual commitments for fumed silica under purchase obligations	$ 102,996